Other, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other net [Line Items]
Other operating incomes	$ 85,875,000	$ 70,684,000	$ 54,136,000
Reversal from Impairment of Spare Parts and Supplies	(22,394,000)	(17,266,000)	(15,762,000)
Provision for impairment of spare parts and supplies, note 8(c)	(7,243,000)	(6,877,000)	(8,920,000)
Other Operating Expense	(100,960,000)	(99,944,000)	(51,446,000)
Other operating income expense net	(15,085,000)	(29,260,000)	2,690,000
Profit (loss)	602,935,000	(262,804,000)	(150,339,000)
Proceeds from insurance claim	0	2,358,000	4,381,000
Environmental liabilities, budget for closure	$ 13,095,000
Environmental liabilities, term	7 years
Minimum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	4.772%
Maximum
Disclosure of Other net [Line Items]
Environmental liabilities, discount rate	5.755%
Cost of sale of supplies and merchandise to third parties
Disclosure of Other net [Line Items]
Other Operating Expense	$ (45,520,000)	(35,831,000)	(26,463,000)
Provision for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other Operating Expense	(22,533,000)	(22,394,000)	(17,266,000)
Changes in provisions for exploration projects
Disclosure of Other net [Line Items]
Other Operating Expense	(13,631,000)	(2,030,000)	(642,000)
Cost of sale of services to third parties
Disclosure of Other net [Line Items]
Other Operating Expense	(6,591,000)	(10,440,000)	(3,311,000)
Withdrawals and disposals of property, machinery and equipment,
Disclosure of Other net [Line Items]
Other Operating Expense	(3,924,000)	(1,909,000)	(586,000)
Penalty of account receivable for tax claim
Disclosure of Other net [Line Items]
Other Operating Expense	(2,322,000)	0	0
Net loss on transfer of contractual transfer
Disclosure of Other net [Line Items]
Other Operating Expense	(2,000,000)	0	0
Fines and interest related to contingencies
Disclosure of Other net [Line Items]
Other Operating Expense	(1,612,000)	0	0
Expenses from previous years
Disclosure of Other net [Line Items]
Other Operating Expense	(1,296,000)	(1,520,000)	(1,402,000)
Administrative expensess.
Disclosure of Other net [Line Items]
Other Operating Expense	(569,000)	(977,000)	(245,000)
Personnel expenses
Disclosure of Other net [Line Items]
Other Operating Expense	(379,000)	(5,645,000)	0
Allowance for expected credit losses
Disclosure of Other net [Line Items]
Other Operating Expense	(253,000)	(409,000)	(4,000)
Net cost of property, machinery and equipment to third parties
Disclosure of Other net [Line Items]
Other Operating Expense	(13,000)	(119,000)	(192,000)
Changes in environmental liabilities provision
Disclosure of Other net [Line Items]
Other Operating Expense	0	(15,533,000)	(124,000)
Disposal cost of sale of supplies and merchandise to related parties
Disclosure of Other net [Line Items]
Other Operating Expense	0	(72,000)	(1,211,000)
Others.
Disclosure of Other net [Line Items]
Other Operating Expense	(317,000)	(3,065,000)	0
Sale of supplies and merchandise to third parties
Disclosure of Other net [Line Items]
Other operating incomes	44,392,000	33,014,000	19,581,000
Reversal for impairment of spare parts and supplies
Disclosure of Other net [Line Items]
Other operating incomes	(22,394,000)	(17,266,000)	(15,762,000)
Income from transfer of ownership of mining rights
Disclosure of Other net [Line Items]
Other operating incomes	8,455,000	0	0
Income from previous years
Disclosure of Other net [Line Items]
Other operating incomes	3,218,000	2,505,000	475,000
Sale of services to third parties
Disclosure of Other net [Line Items]
Other operating incomes	2,277,000	10,473,000	5,626,000
Additional income from sale of investments
Disclosure of Other net [Line Items]
Other operating incomes	1,577,000	0	0
Insurance Recovery
Disclosure of Other net [Line Items]
Other operating incomes	881,000	357,000	3,000
Insurance claim Recovery
Disclosure of Other net [Line Items]
Other operating incomes	0	2,358,000	4,381,000
Sale of assets to third parties
Disclosure of Other net [Line Items]
Other operating incomes	791,000	685,000	1,356,000
Changes in provision for mine closure
Disclosure of Other net [Line Items]
Other operating incomes	302,000	0	0
Changes in provision for environmental liabilities
Disclosure of Other net [Line Items]
Other operating incomes	228,000	0	0
Income from dividends in other investments
Disclosure of Other net [Line Items]
Other operating incomes	205,000	3,350,000	0
Sale of supplies to related parties
Disclosure of Other net [Line Items]
Other operating incomes	179,000	169,000	890,000
Revenue from commercial claims
Disclosure of Other net [Line Items]
Other operating incomes	0	0	3,800,000
Sale of investment in subsidiary
Disclosure of Other net [Line Items]
Other operating incomes	0	0	250,000
Others
Disclosure of Other net [Line Items]
Other operating incomes	$ 976,000	$ 507,000	$ 2,012,000